Notes to the Consolidated Statements of Comprehensive Income - Summary of the disaggregation of the Groups revenue from contracts with customers (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue	[1]	$ 1,499.2	$ 1,234.3	$ 1,187.8
Recognized at a point in time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		1,358.2	1,186.9	1,115.4
Recognized over time
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		140.9	47.4	72.4
Asia
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		1,112.4	897.8	808.4
Europe
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		264.2	232.2	254.2
Americas
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		122.6	104.3	125.2
Chemistry revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		1,304.3	1,114.0	1,065.5
Equipment revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Revenue		$ 194.9	$ 120.3	$ 122.3

[1]	The notes are an integral part of these consolidated financial statements.